UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07377

Morgan Stanley Insight Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Insight Fund Class A - CPOAX

Morgan Stanley Insight Fund Class C - MSCMX

Morgan Stanley Insight Fund Class I - CPODX

Morgan Stanley Insight Fund Class IR - MBIRX

Morgan Stanley Insight Fund Class L - CPOCX

Morgan Stanley Insight Fund Class R6 - MCRTX

Morgan Stanley Insight Fund

Class A CPOAX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Growth Index
12/14	$9,476	$10,000	$10,000
1/15	$9,370	$9,722	$9,841
2/15	$10,092	$10,285	$10,501
3/15	$9,888	$10,180	$10,405
4/15	$10,044	$10,226	$10,429
5/15	$10,047	$10,368	$10,594
6/15	$10,134	$10,194	$10,433
7/15	$10,664	$10,365	$10,761
8/15	$9,912	$9,739	$10,094
9/15	$9,495	$9,455	$9,814
10/15	$10,078	$10,202	$10,637
11/15	$10,383	$10,258	$10,693
12/15	$10,223	$10,048	$10,509
1/16	$9,207	$9,481	$9,881
2/16	$8,804	$9,478	$9,873
3/16	$9,504	$10,145	$10,545
4/16	$9,478	$10,208	$10,463
5/16	$9,759	$10,391	$10,672
6/16	$9,685	$10,412	$10,629
7/16	$10,304	$10,825	$11,145
8/16	$10,352	$10,853	$11,103
9/16	$10,668	$10,870	$11,152
10/16	$10,278	$10,635	$10,858
11/16	$10,017	$11,111	$11,147
12/16	$9,825	$11,327	$11,286
1/17	$10,860	$11,541	$11,651
2/17	$11,051	$11,970	$12,120
3/17	$11,327	$11,978	$12,261
4/17	$11,811	$12,105	$12,537
5/17	$12,716	$12,229	$12,831
6/17	$12,577	$12,339	$12,831
7/17	$12,897	$12,572	$13,154
8/17	$13,202	$12,596	$13,375
9/17	$13,177	$12,903	$13,592
10/17	$14,030	$13,185	$14,094
11/17	$14,303	$13,585	$14,520
12/17	$14,522	$13,721	$14,626
1/18	$15,785	$14,444	$15,625
2/18	$15,980	$13,912	$15,213
3/18	$15,671	$13,633	$14,843
4/18	$15,798	$13,684	$14,891
5/18	$17,079	$14,071	$15,566
6/18	$17,683	$14,163	$15,714
7/18	$17,629	$14,633	$16,161
8/18	$19,311	$15,147	$17,054
9/18	$19,370	$15,172	$17,110
10/18	$17,414	$14,055	$15,531
11/18	$17,834	$14,336	$15,702
12/18	$16,286	$13,002	$14,316
1/19	$18,421	$14,118	$15,629
2/19	$19,766	$14,614	$16,222
3/19	$20,393	$14,828	$16,632
4/19	$21,051	$15,420	$17,366
5/19	$20,616	$14,422	$16,255
6/19	$22,240	$15,435	$17,381
7/19	$22,735	$15,664	$17,758
8/19	$21,615	$15,345	$17,580
9/19	$19,791	$15,614	$17,573
10/19	$19,920	$15,950	$18,068
11/19	$21,734	$16,557	$18,886
12/19	$21,663	$17,035	$19,447
1/20	$23,024	$17,016	$19,840
2/20	$23,098	$15,623	$18,484
3/20	$20,744	$13,475	$16,559
4/20	$25,192	$15,259	$19,010
5/20	$29,811	$16,075	$20,316
6/20	$33,042	$16,443	$21,195
7/20	$37,076	$17,376	$22,773
8/20	$40,169	$18,635	$25,067
9/20	$40,525	$17,957	$23,920
10/20	$38,958	$17,569	$23,163
11/20	$46,590	$19,707	$25,635
12/20	$46,795	$20,593	$26,888
1/21	$48,336	$20,501	$26,787
2/21	$51,434	$21,142	$26,842
3/21	$46,552	$21,900	$27,209
4/21	$48,845	$23,029	$28,974
5/21	$47,172	$23,134	$28,545
6/21	$52,511	$23,705	$30,305
7/21	$51,156	$24,105	$31,161
8/21	$51,833	$24,793	$32,288
9/21	$48,532	$23,681	$30,516
10/21	$51,602	$25,282	$33,081
11/21	$49,685	$24,897	$33,170
12/21	$43,708	$25,877	$33,839
1/22	$33,365	$24,355	$30,839
2/22	$33,564	$23,741	$29,609
3/22	$31,885	$24,512	$30,708
4/22	$24,640	$22,312	$26,996
5/22	$20,713	$22,282	$26,375
6/22	$18,649	$20,418	$24,312
7/22	$21,243	$22,333	$27,219
8/22	$21,436	$21,500	$26,010
9/22	$19,319	$19,506	$23,493
10/22	$19,552	$21,106	$24,919
11/22	$18,921	$22,208	$26,008
12/22	$16,858	$20,907	$24,037
1/23	$19,980	$22,347	$26,065
2/23	$19,268	$21,825	$25,757
3/23	$20,058	$22,408	$27,366
4/23	$18,966	$22,647	$27,602
5/23	$20,761	$22,735	$28,789
6/23	$22,644	$24,288	$30,780
7/23	$24,731	$25,158	$31,837
8/23	$22,322	$24,673	$31,480
9/23	$21,239	$23,497	$29,750
10/23	$19,444	$22,875	$29,234
11/23	$22,790	$25,008	$32,397
12/23	$25,746	$26,334	$33,942
1/24	$24,058	$26,626	$34,694
2/24	$26,761	$28,067	$37,082
3/24	$27,483	$28,973	$37,753
4/24	$24,839	$27,698	$36,089
5/24	$24,273	$29,006	$38,239
6/24	$25,473	$29,904	$40,696
7/24	$26,009	$30,460	$40,180
8/24	$27,463	$31,123	$40,956
9/24	$29,297	$31,767	$42,087
10/24	$31,385	$31,534	$41,928
11/24	$39,326	$33,632	$44,759
12/24	$37,675	$32,604	$44,959

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class A	46.33%	11.70%	14.80%
Class A, with 5.25% maximum front end sales charge	38.66%	10.50%	14.18%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Software
17.9%
Information Technology Services
15.8%
Broadline Retail
9.8%
Financial Services
8.8%
Automobiles
8.1%
Hotels, Restaurants & Leisure
6.6%
Media
5.3%
Other[1]
27.7%

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CPOAX -TSR-AR

Morgan Stanley Insight Fund

Class C MSCMX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	1.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 3000® Growth Index
4/15	$10,000	$10,000	$10,000
5/15	$9,997	$10,138	$10,158
6/15	$10,078	$9,969	$10,004
7/15	$10,596	$10,135	$10,318
8/15	$9,840	$9,524	$9,679
9/15	$9,424	$9,246	$9,410
10/15	$9,994	$9,976	$10,199
11/15	$10,291	$10,032	$10,254
12/15	$10,127	$9,826	$10,077
1/16	$9,115	$9,271	$9,475
2/16	$8,712	$9,268	$9,467
3/16	$9,398	$9,921	$10,111
4/16	$9,367	$9,982	$10,032
5/16	$9,639	$10,161	$10,233
6/16	$9,557	$10,182	$10,192
7/16	$10,162	$10,586	$10,687
8/16	$10,201	$10,613	$10,646
9/16	$10,507	$10,630	$10,694
10/16	$10,116	$10,400	$10,411
11/16	$9,852	$10,865	$10,689
12/16	$9,655	$11,077	$10,822
1/17	$10,667	$11,286	$11,172
2/17	$10,845	$11,705	$11,622
3/17	$11,110	$11,713	$11,756
4/17	$11,579	$11,837	$12,021
5/17	$12,456	$11,959	$12,303
6/17	$12,312	$12,066	$12,303
7/17	$12,618	$12,294	$12,613
8/17	$12,910	$12,318	$12,825
9/17	$12,875	$12,618	$13,033
10/17	$13,696	$12,893	$13,514
11/17	$13,958	$13,285	$13,923
12/17	$14,161	$13,418	$14,024
1/18	$15,384	$14,125	$14,983
2/18	$15,565	$13,604	$14,587
3/18	$15,257	$13,331	$14,232
4/18	$15,372	$13,382	$14,279
5/18	$16,607	$13,760	$14,926
6/18	$17,179	$13,850	$15,068
7/18	$17,119	$14,309	$15,496
8/18	$18,735	$14,812	$16,352
9/18	$18,784	$14,836	$16,406
10/18	$16,876	$13,744	$14,892
11/18	$17,276	$14,019	$15,056
12/18	$15,764	$12,714	$13,727
1/19	$17,818	$13,806	$14,986
2/19	$19,112	$14,291	$15,555
3/19	$19,709	$14,500	$15,948
4/19	$20,326	$15,079	$16,651
5/19	$19,899	$14,103	$15,586
6/19	$21,455	$15,094	$16,666
7/19	$21,917	$15,318	$17,028
8/19	$20,829	$15,006	$16,857
9/19	$19,059	$15,269	$16,850
10/19	$19,168	$15,598	$17,325
11/19	$20,903	$16,191	$18,110
12/19	$20,818	$16,658	$18,647
1/20	$22,121	$16,640	$19,024
2/20	$22,174	$15,278	$17,724
3/20	$19,907	$13,177	$15,878
4/20	$24,161	$14,922	$18,228
5/20	$28,566	$15,720	$19,481
6/20	$31,646	$16,079	$20,323
7/20	$35,485	$16,992	$21,836
8/20	$38,422	$18,223	$24,036
9/20	$38,738	$17,560	$22,936
10/20	$37,210	$17,181	$22,211
11/20	$44,475	$19,271	$24,581
12/20	$44,644	$20,138	$25,782
1/21	$46,084	$20,048	$25,685
2/21	$49,017	$20,675	$25,738
3/21	$44,335	$21,416	$26,090
4/21	$46,496	$22,520	$27,782
5/21	$44,875	$22,623	$27,371
6/21	$49,926	$23,181	$29,059
7/21	$48,606	$23,573	$29,879
8/21	$49,223	$24,245	$30,960
9/21	$46,067	$23,157	$29,261
10/21	$48,940	$24,723	$31,720
11/21	$47,096	$24,347	$31,806
12/21	$41,407	$25,305	$32,447
1/22	$31,587	$23,817	$29,571
2/22	$31,769	$23,217	$28,392
3/22	$30,154	$23,970	$29,445
4/22	$23,297	$21,819	$25,886
5/22	$19,564	$21,789	$25,290
6/22	$17,607	$19,966	$23,312
7/22	$20,046	$21,840	$26,099
8/22	$20,206	$21,025	$24,941
9/22	$18,206	$19,075	$22,527
10/22	$18,409	$20,639	$23,894
11/22	$17,799	$21,717	$24,938
12/22	$15,866	$20,445	$23,048
1/23	$18,779	$21,853	$24,993
2/23	$18,092	$21,342	$24,697
3/23	$18,827	$21,913	$26,241
4/23	$17,785	$22,146	$26,467
5/23	$19,468	$22,233	$27,605
6/23	$21,234	$23,751	$29,514
7/23	$23,191	$24,602	$30,528
8/23	$20,932	$24,127	$30,186
9/23	$19,916	$22,978	$28,527
10/23	$18,233	$22,369	$28,032
11/23	$21,371	$24,455	$31,064
12/23	$24,143	$25,752	$32,546
1/24	$22,560	$26,037	$33,267
2/24	$25,094	$27,447	$35,557
3/24	$25,771	$28,332	$36,200
4/24	$23,292	$27,085	$34,605
5/24	$22,761	$28,365	$36,666
6/24	$23,887	$29,243	$39,022
7/24	$24,390	$29,787	$38,528
8/24	$25,753	$30,435	$39,271
9/24	$27,473	$31,065	$40,356
10/24	$29,431	$30,837	$40,204
11/24	$36,877	$32,888	$42,918
12/24	$35,329	$31,883	$43,110

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	45.33%	10.88%	13.94%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	44.33%	10.88%	13.94%
Russell 3000® Index	23.81%	13.86%	12.74%
Russell 3000® Growth Index	32.46%	18.25%	16.31%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MSCMX -TSR-AR

Morgan Stanley Insight Fund

Class I CPODX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 3000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$989,047	$972,168	$984,113
2/15	$1,065,719	$1,028,458	$1,050,103
3/15	$1,044,405	$1,018,003	$1,040,490
4/15	$1,061,279	$1,022,607	$1,042,895
5/15	$1,061,871	$1,036,751	$1,059,369
6/15	$1,071,425	$1,019,406	$1,043,265
7/15	$1,127,691	$1,036,456	$1,076,074
8/15	$1,048,622	$973,886	$1,009,418
9/15	$1,004,794	$945,507	$981,367
10/15	$1,066,983	$1,020,188	$1,063,670
11/15	$1,099,262	$1,025,843	$1,069,337
12/15	$1,083,066	$1,004,788	$1,050,930
1/16	$975,209	$948,092	$988,144
2/16	$933,157	$947,787	$987,260
3/16	$1,007,630	$1,014,517	$1,054,473
4/16	$1,005,062	$1,020,804	$1,046,271
5/16	$1,035,236	$1,039,067	$1,067,159
6/16	$1,027,532	$1,041,203	$1,062,905
7/16	$1,093,659	$1,082,526	$1,114,514
8/16	$1,098,795	$1,085,287	$1,110,277
9/16	$1,132,822	$1,086,993	$1,115,237
10/16	$1,091,733	$1,063,475	$1,085,772
11/16	$1,064,127	$1,111,068	$1,114,730
12/16	$1,044,045	$1,132,748	$1,128,635
1/17	$1,154,184	$1,154,069	$1,165,141
2/17	$1,174,813	$1,196,991	$1,212,035
3/17	$1,204,533	$1,197,805	$1,226,073
4/17	$1,256,281	$1,210,501	$1,253,707
5/17	$1,352,784	$1,222,890	$1,283,067
6/17	$1,338,400	$1,233,926	$1,283,125
7/17	$1,372,817	$1,257,191	$1,315,399
8/17	$1,405,829	$1,259,613	$1,337,518
9/17	$1,403,371	$1,290,333	$1,359,175
10/17	$1,494,330	$1,318,490	$1,409,353
11/17	$1,524,182	$1,358,527	$1,451,987
12/17	$1,547,677	$1,372,105	$1,462,564
1/18	$1,682,851	$1,444,429	$1,562,531
2/18	$1,703,986	$1,391,188	$1,521,301
3/18	$1,671,404	$1,363,261	$1,484,257
4/18	$1,685,934	$1,368,443	$1,489,149
5/18	$1,822,429	$1,407,074	$1,556,648
6/18	$1,887,621	$1,416,276	$1,571,425
7/18	$1,881,877	$1,463,277	$1,616,051
8/18	$2,062,156	$1,514,664	$1,705,361
9/18	$2,068,784	$1,517,171	$1,711,015
10/18	$1,860,668	$1,405,458	$1,553,085
11/18	$1,906,180	$1,433,607	$1,570,166
12/18	$1,740,678	$1,300,182	$1,431,572
1/19	$1,969,789	$1,411,782	$1,562,923
2/19	$2,113,816	$1,461,433	$1,622,171
3/19	$2,181,789	$1,482,773	$1,663,191
4/19	$2,252,138	$1,541,982	$1,736,552
5/19	$2,206,031	$1,442,198	$1,625,472
6/19	$2,380,753	$1,543,493	$1,738,068
7/19	$2,434,124	$1,566,437	$1,775,797
8/19	$2,314,991	$1,534,505	$1,758,007
9/19	$2,120,090	$1,561,437	$1,757,251
10/19	$2,134,386	$1,595,050	$1,806,816
11/19	$2,328,811	$1,655,680	$1,888,650
12/19	$2,321,991	$1,703,486	$1,944,737
1/20	$2,468,573	$1,701,625	$1,984,007
2/20	$2,476,689	$1,562,308	$1,848,383
3/20	$2,225,114	$1,347,463	$1,655,911
4/20	$2,702,903	$1,525,921	$1,901,014
5/20	$3,198,951	$1,607,525	$2,031,612
6/20	$3,546,387	$1,644,276	$2,119,460
7/20	$3,980,048	$1,737,643	$2,277,315
8/20	$4,313,283	$1,863,526	$2,506,679
9/20	$4,352,338	$1,795,673	$2,392,006
10/20	$4,184,453	$1,756,917	$2,316,350
11/20	$5,005,620	$1,970,651	$2,563,501
12/20	$5,028,811	$2,059,307	$2,688,833
1/21	$5,195,143	$2,050,147	$2,678,669
2/21	$5,529,449	$2,114,229	$2,684,156
3/21	$5,005,284	$2,190,009	$2,720,894
4/21	$5,253,140	$2,302,902	$2,897,394
5/21	$5,074,771	$2,313,415	$2,854,517
6/21	$5,650,368	$2,370,461	$3,030,526
7/21	$5,505,921	$2,410,547	$3,116,100
8/21	$5,580,333	$2,479,291	$3,228,795
9/21	$5,226,330	$2,368,050	$3,051,576
10/21	$5,557,353	$2,528,189	$3,308,064
11/21	$5,352,174	$2,489,706	$3,317,002
12/21	$4,709,671	$2,587,747	$3,383,866
1/22	$3,596,005	$2,435,494	$3,083,897
2/22	$3,618,180	$2,374,146	$2,960,940
3/22	$3,437,702	$2,451,154	$3,070,776
4/22	$2,657,890	$2,231,182	$2,699,606
5/22	$2,234,106	$2,228,191	$2,637,518
6/22	$2,011,743	$2,041,783	$2,431,234
7/22	$2,292,623	$2,233,339	$2,721,879
8/22	$2,313,566	$2,149,993	$2,601,037
9/22	$2,085,658	$1,950,626	$2,349,321
10/22	$2,110,913	$2,110,589	$2,491,855
11/22	$2,043,157	$2,220,753	$2,600,819
12/22	$1,821,718	$2,090,721	$2,403,696
1/23	$2,159,042	$2,234,714	$2,606,460
2/23	$2,081,721	$2,182,483	$2,575,669
3/23	$2,167,539	$2,240,841	$2,736,637
4/23	$2,050,283	$2,264,715	$2,760,225
5/23	$2,245,710	$2,273,527	$2,878,945
6/23	$2,448,784	$2,428,776	$3,077,973
7/23	$2,675,649	$2,515,839	$3,183,748
8/23	$2,414,796	$2,467,274	$3,148,031
9/23	$2,297,540	$2,349,747	$2,975,027
10/23	$2,104,662	$2,287,459	$2,923,435
11/23	$2,467,477	$2,500,760	$3,239,685
12/23	$2,787,807	$2,633,405	$3,394,249
1/24	$2,605,975	$2,662,591	$3,469,388
2/24	$2,898,265	$2,806,718	$3,708,185
3/24	$2,977,286	$2,897,255	$3,775,291
4/24	$2,691,793	$2,769,771	$3,608,892
5/24	$2,630,615	$2,900,635	$3,823,888
6/24	$2,761,466	$2,990,431	$4,069,595
7/24	$2,820,944	$3,046,020	$4,018,029
8/24	$2,978,135	$3,112,328	$4,095,556
9/24	$3,178,660	$3,176,709	$4,208,706
10/24	$3,405,525	$3,153,381	$4,192,845
11/24	$4,267,953	$3,363,157	$4,475,872
12/24	$4,089,919	$3,260,361	$4,495,932

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	46.71%	11.99%	15.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CPODX -TSR-AR

Morgan Stanley Insight Fund

Class IR MBIRX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$101	0.82%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Russell 3000® Index	Russell 3000® Growth Index
7/19	$5,000,000	$5,000,000	$5,000,000
7/19	$4,969,034	$5,000,000	$5,000,000
8/19	$4,726,147	$4,855,402	$4,905,738
9/19	$4,328,430	$4,940,619	$4,903,629
10/19	$4,358,428	$5,046,975	$5,041,942
11/19	$4,758,080	$5,238,819	$5,270,299
12/19	$4,743,262	$5,390,084	$5,426,810
1/20	$5,043,899	$5,384,197	$5,536,394
2/20	$5,061,402	$4,943,375	$5,157,935
3/20	$4,547,643	$4,263,573	$4,620,839
4/20	$5,523,682	$4,828,241	$5,304,800
5/20	$6,537,816	$5,086,448	$5,669,236
6/20	$7,249,253	$5,202,734	$5,914,377
7/20	$8,135,719	$5,498,162	$6,354,874
8/20	$8,816,270	$5,896,473	$6,994,917
9/20	$8,897,607	$5,681,777	$6,674,919
10/20	$8,554,757	$5,559,146	$6,463,801
11/20	$10,236,057	$6,235,434	$7,153,479
12/20	$10,283,123	$6,515,954	$7,503,221
1/21	$10,625,005	$6,486,971	$7,474,857
2/21	$11,309,881	$6,689,736	$7,490,169
3/21	$10,238,722	$6,929,515	$7,592,686
4/21	$10,745,996	$7,286,726	$8,085,211
5/21	$10,381,914	$7,319,990	$7,965,563
6/21	$11,560,743	$7,500,493	$8,456,718
7/21	$11,265,481	$7,627,331	$8,695,514
8/21	$11,418,662	$7,844,846	$9,009,990
9/21	$10,696,046	$7,492,864	$8,515,457
10/21	$11,375,372	$7,999,565	$9,231,192
11/21	$10,955,788	$7,877,801	$9,256,131
12/21	$9,642,235	$8,188,019	$9,442,717
1/22	$7,362,752	$7,706,267	$8,605,649
2/22	$7,410,190	$7,512,152	$8,262,538
3/22	$7,041,927	$7,755,818	$8,569,037
4/22	$5,444,043	$7,059,793	$7,533,281
5/22	$4,577,690	$7,050,328	$7,360,025
6/22	$4,122,043	$6,460,507	$6,784,386
7/22	$4,697,531	$7,066,618	$7,595,435
8/22	$4,741,223	$6,802,897	$7,258,225
9/22	$4,274,341	$6,172,070	$6,555,806
10/22	$4,326,772	$6,678,217	$6,953,550
11/22	$4,188,205	$7,026,795	$7,257,614
12/22	$3,732,905	$6,615,352	$6,707,542
1/23	$4,423,929	$7,070,969	$7,273,358
2/23	$4,267,892	$6,905,701	$7,187,434
3/23	$4,444,506	$7,090,354	$7,636,618
4/23	$4,204,448	$7,165,897	$7,702,440
5/23	$4,603,973	$7,193,778	$8,033,729
6/23	$5,022,360	$7,685,008	$8,589,119
7/23	$5,487,044	$7,960,491	$8,884,286
8/23	$4,952,057	$7,806,823	$8,784,616
9/23	$4,713,714	$7,434,951	$8,301,847
10/23	$4,317,618	$7,237,861	$8,157,878
11/23	$5,061,798	$7,912,779	$9,040,379
12/23	$5,718,529	$8,332,487	$9,471,689
1/24	$5,346,439	$8,424,834	$9,681,368
2/24	$5,946,584	$8,880,874	$10,347,732
3/24	$6,109,481	$9,167,348	$10,534,992
4/24	$5,524,768	$8,763,969	$10,070,654
5/24	$5,399,595	$9,178,041	$10,670,604
6/24	$5,667,088	$9,462,169	$11,356,252
7/24	$5,790,546	$9,638,061	$11,212,357
8/24	$6,114,625	$9,847,869	$11,428,697
9/24	$6,526,153	$10,051,581	$11,744,444
10/24	$6,992,552	$9,977,766	$11,700,181
11/24	$8,763,839	$10,641,529	$12,489,973
12/24	$8,397,367	$10,316,267	$12,545,950

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	Since 7/12/19 (Inception)
Class IR	46.84%	12.10%	9.94%
Russell 3000® Index	23.81%	13.86%	14.16%
Russell 3000® Growth Index	32.46%	18.25%	18.31%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MBIRX -TSR-AR

Morgan Stanley Insight Fund

Class L CPOCX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$201	1.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Russell 3000® Index	Russell 3000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,885	$9,722	$9,841
2/15	$10,644	$10,285	$10,501
3/15	$10,422	$10,180	$10,405
4/15	$10,585	$10,226	$10,429
5/15	$10,581	$10,368	$10,594
6/15	$10,671	$10,194	$10,433
7/15	$11,223	$10,365	$10,761
8/15	$10,427	$9,739	$10,094
9/15	$9,982	$9,455	$9,814
10/15	$10,593	$10,202	$10,637
11/15	$10,908	$10,258	$10,693
12/15	$10,738	$10,048	$10,509
1/16	$9,663	$9,481	$9,881
2/16	$9,241	$9,478	$9,873
3/16	$9,971	$10,145	$10,545
4/16	$9,938	$10,208	$10,463
5/16	$10,225	$10,391	$10,672
6/16	$10,143	$10,412	$10,629
7/16	$10,787	$10,825	$11,145
8/16	$10,833	$10,853	$11,103
9/16	$11,161	$10,870	$11,152
10/16	$10,746	$10,635	$10,858
11/16	$10,467	$11,111	$11,147
12/16	$10,264	$11,327	$11,286
1/17	$11,338	$11,541	$11,651
2/17	$11,531	$11,970	$12,120
3/17	$11,816	$11,978	$12,261
4/17	$12,317	$12,105	$12,537
5/17	$13,253	$12,229	$12,831
6/17	$13,101	$12,339	$12,831
7/17	$13,429	$12,572	$13,154
8/17	$13,739	$12,596	$13,375
9/17	$13,706	$12,903	$13,592
10/17	$14,589	$13,185	$14,094
11/17	$14,866	$13,585	$14,520
12/17	$15,085	$13,721	$14,626
1/18	$16,388	$14,444	$15,625
2/18	$16,585	$13,912	$15,213
3/18	$16,261	$13,633	$14,843
4/18	$16,388	$13,684	$14,891
5/18	$17,703	$14,071	$15,566
6/18	$18,320	$14,163	$15,714
7/18	$18,256	$14,633	$16,161
8/18	$19,994	$15,147	$17,054
9/18	$20,045	$15,172	$17,110
10/18	$18,020	$14,055	$15,531
11/18	$18,448	$14,336	$15,702
12/18	$16,834	$13,002	$14,316
1/19	$19,040	$14,118	$15,629
2/19	$20,418	$14,614	$16,222
3/19	$21,060	$14,828	$16,632
4/19	$21,731	$15,420	$17,366
5/19	$21,274	$14,422	$16,255
6/19	$22,942	$15,435	$17,381
7/19	$23,436	$15,664	$17,758
8/19	$22,275	$15,345	$17,580
9/19	$20,390	$15,614	$17,573
10/19	$20,519	$15,950	$18,068
11/19	$22,376	$16,557	$18,886
12/19	$22,294	$17,035	$19,447
1/20	$23,688	$17,016	$19,840
2/20	$23,751	$15,623	$18,484
3/20	$21,328	$13,475	$16,559
4/20	$25,889	$15,259	$19,010
5/20	$30,623	$16,075	$20,316
6/20	$33,932	$16,443	$21,195
7/20	$38,057	$17,376	$22,773
8/20	$41,216	$18,635	$25,067
9/20	$41,564	$17,957	$23,920
10/20	$39,933	$17,569	$23,163
11/20	$47,740	$19,707	$25,635
12/20	$47,925	$20,593	$26,888
1/21	$49,490	$20,501	$26,787
2/21	$52,646	$21,142	$26,842
3/21	$47,628	$21,900	$27,209
4/21	$49,957	$23,029	$28,974
5/21	$48,231	$23,134	$28,545
6/21	$53,671	$23,705	$30,305
7/21	$52,268	$24,105	$31,161
8/21	$52,933	$24,793	$32,288
9/21	$49,553	$23,681	$30,516
10/21	$52,664	$25,282	$33,081
11/21	$50,685	$24,897	$33,170
12/21	$44,581	$25,877	$33,839
1/22	$34,015	$24,355	$30,839
2/22	$34,216	$23,741	$29,609
3/22	$32,488	$24,512	$30,708
4/22	$25,099	$22,312	$26,996
5/22	$21,087	$22,282	$26,375
6/22	$18,980	$20,418	$24,312
7/22	$21,610	$22,333	$27,219
8/22	$21,800	$21,500	$26,010
9/22	$19,638	$19,506	$23,493
10/22	$19,861	$21,106	$24,919
11/22	$19,214	$22,208	$26,008
12/22	$17,103	$20,907	$24,037
1/23	$20,277	$22,347	$26,065
2/23	$19,543	$21,825	$25,757
3/23	$20,324	$22,408	$27,366
4/23	$19,211	$22,647	$27,602
5/23	$21,035	$22,735	$28,789
6/23	$22,930	$24,288	$30,780
7/23	$25,038	$25,158	$31,837
8/23	$22,575	$24,673	$31,480
9/23	$21,485	$23,497	$29,750
10/23	$19,661	$22,875	$29,234
11/23	$23,025	$25,008	$32,397
12/23	$26,010	$26,334	$33,942
1/24	$24,280	$26,626	$34,694
2/24	$27,005	$28,067	$37,082
3/24	$27,715	$28,973	$37,753
4/24	$25,038	$27,698	$36,089
5/24	$24,470	$29,006	$38,239
6/24	$25,654	$29,904	$40,696
7/24	$26,199	$30,460	$40,180
8/24	$27,644	$31,123	$40,956
9/24	$29,492	$31,767	$42,087
10/24	$31,576	$31,534	$41,928
11/24	$39,536	$33,632	$44,759
12/24	$37,877	$32,604	$44,959

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class L	45.63%	11.18%	14.25%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CPOCX -TSR-AR

Morgan Stanley Insight Fund

Class R6 MCRTX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.82%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by an enterprise analytics platform and Bitcoin developing company

↑ Average underweight and stock selection in industrials, helped by an operator of a leading global ridesharing services platform (sold)

↓ Stock selection in health care, where an underperforming health care services provider was the largest detractor

↓ Average underweight in information technology

↓ Stock selection and average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 3000® Growth Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$4,946,761	$4,860,842	$4,920,563
2/15	$5,329,784	$5,142,290	$5,250,513
3/15	$5,223,307	$5,090,014	$5,202,450
4/15	$5,309,080	$5,113,037	$5,214,473
5/15	$5,312,038	$5,183,757	$5,296,846
6/15	$5,359,765	$5,097,031	$5,216,326
7/15	$5,640,845	$5,182,281	$5,380,371
8/15	$5,244,374	$4,869,429	$5,047,089
9/15	$5,026,906	$4,727,534	$4,906,835
10/15	$5,336,095	$5,100,940	$5,318,349
11/15	$5,500,305	$5,129,217	$5,346,683
12/15	$5,417,790	$5,023,938	$5,254,648
1/16	$4,880,661	$4,740,461	$4,940,722
2/16	$4,670,620	$4,738,934	$4,936,302
3/16	$5,042,602	$5,072,584	$5,272,366
4/16	$5,029,775	$5,104,021	$5,231,356
5/16	$5,180,492	$5,195,334	$5,335,797
6/16	$5,143,614	$5,206,017	$5,314,526
7/16	$5,473,908	$5,412,628	$5,572,568
8/16	$5,501,166	$5,426,434	$5,551,383
9/16	$5,671,123	$5,434,965	$5,576,184
10/16	$5,465,892	$5,317,376	$5,428,858
11/16	$5,328,002	$5,555,340	$5,573,651
12/16	$5,227,727	$5,663,742	$5,643,173
1/17	$5,779,485	$5,770,345	$5,825,707
2/17	$5,882,503	$5,984,953	$6,060,174
3/17	$6,032,664	$5,989,025	$6,130,367
4/17	$6,292,828	$6,052,507	$6,268,537
5/17	$6,776,489	$6,114,448	$6,415,336
6/17	$6,704,656	$6,169,628	$6,415,623
7/17	$6,878,279	$6,285,956	$6,576,993
8/17	$7,043,133	$6,298,067	$6,687,588
9/17	$7,030,857	$6,451,663	$6,795,876
10/17	$7,486,836	$6,592,452	$7,046,763
11/17	$7,637,661	$6,792,633	$7,259,934
12/17	$7,754,623	$6,860,525	$7,312,822
1/18	$8,431,230	$7,222,147	$7,812,653
2/18	$8,538,872	$6,955,941	$7,606,505
3/18	$8,376,311	$6,816,307	$7,421,284
4/18	$8,448,805	$6,842,214	$7,445,743
5/18	$9,134,199	$7,035,372	$7,783,242
6/18	$9,459,455	$7,081,382	$7,857,123
7/18	$9,433,001	$7,316,384	$8,080,256
8/18	$10,334,636	$7,573,319	$8,526,806
9/18	$10,369,908	$7,585,855	$8,555,073
10/18	$9,324,981	$7,027,288	$7,765,426
11/18	$9,554,248	$7,168,035	$7,850,828
12/18	$8,724,123	$6,500,910	$7,157,860
1/19	$9,873,906	$7,058,910	$7,814,613
2/19	$10,594,594	$7,307,165	$8,110,857
3/19	$10,935,973	$7,413,863	$8,315,954
4/19	$11,286,834	$7,709,912	$8,682,762
5/19	$11,059,249	$7,210,990	$8,127,360
6/19	$11,933,029	$7,717,466	$8,690,340
7/19	$12,213,471	$7,832,186	$8,878,985
8/19	$11,619,315	$7,672,525	$8,790,034
9/19	$10,640,145	$7,807,184	$8,786,255
10/19	$10,711,444	$7,975,248	$9,034,081
11/19	$11,657,341	$8,278,402	$9,443,248
12/19	$11,623,386	$8,517,431	$9,723,684
1/20	$12,359,331	$8,508,127	$9,920,035
2/20	$12,399,795	$7,811,539	$9,241,917
3/20	$11,142,871	$6,737,313	$8,279,556
4/20	$13,532,797	$7,629,604	$9,505,068
5/20	$16,018,826	$8,037,624	$10,158,059
6/20	$17,761,322	$8,221,379	$10,597,299
7/20	$19,933,752	$8,688,216	$11,386,575
8/20	$21,602,907	$9,317,629	$12,533,396
9/20	$21,800,170	$8,978,365	$11,960,028
10/20	$20,960,535	$8,784,583	$11,581,749
11/20	$25,077,783	$9,853,255	$12,817,505
12/20	$25,193,529	$10,296,534	$13,444,167
1/21	$26,030,767	$10,250,736	$13,393,345
2/21	$27,707,972	$10,571,145	$13,420,782
3/21	$25,084,442	$10,950,046	$13,604,470
4/21	$26,328,028	$11,514,512	$14,486,969
5/21	$25,436,246	$11,567,075	$14,272,585
6/21	$28,324,311	$11,852,307	$15,152,631
7/21	$27,601,613	$12,052,736	$15,580,502
8/21	$27,975,234	$12,396,454	$16,143,975
9/21	$26,205,306	$11,840,251	$15,257,878
10/21	$27,868,875	$12,640,943	$16,540,322
11/21	$26,840,735	$12,448,531	$16,585,008
12/21	$23,621,790	$12,938,737	$16,919,330
1/22	$18,037,733	$12,177,472	$15,419,483
2/22	$18,154,323	$11,870,730	$14,804,701
3/22	$17,252,283	$12,255,772	$15,353,882
4/22	$13,337,306	$11,155,911	$13,498,030
5/22	$11,214,137	$11,140,954	$13,187,592
6/22	$10,100,394	$10,208,916	$12,156,170
7/22	$11,508,681	$11,166,696	$13,609,396
8/22	$11,616,067	$10,749,963	$13,005,187
9/22	$10,471,642	$9,753,128	$11,746,603
10/22	$10,600,504	$10,552,943	$12,459,275
11/22	$10,259,938	$11,103,767	$13,004,093
12/22	$9,143,962	$10,453,603	$12,018,482
1/23	$10,840,258	$11,173,571	$13,032,302
2/23	$10,452,051	$10,912,414	$12,878,346
3/23	$10,886,674	$11,204,203	$13,683,186
4/23	$10,300,144	$11,323,577	$13,801,127
5/23	$11,274,881	$11,367,634	$14,394,725
6/23	$12,300,254	$12,143,878	$15,389,866
7/23	$13,439,557	$12,579,197	$15,918,741
8/23	$12,131,468	$12,336,371	$15,740,154
9/23	$11,544,938	$11,748,737	$14,875,136
10/23	$10,578,640	$11,437,294	$14,617,173
11/23	$12,397,306	$12,503,802	$16,198,427
12/23	$14,009,208	$13,167,027	$16,971,243
1/24	$13,097,766	$13,312,953	$17,346,942
2/24	$14,570,421	$14,033,590	$18,540,923
3/24	$14,967,067	$14,486,277	$18,876,454
4/24	$13,532,389	$13,848,856	$18,044,459
5/24	$13,224,355	$14,503,174	$19,119,441
6/24	$13,882,619	$14,952,155	$20,347,975
7/24	$14,182,214	$15,230,100	$20,090,146
8/24	$14,975,506	$15,561,639	$20,477,782
9/24	$15,984,001	$15,883,545	$21,043,532
10/24	$17,123,304	$15,766,903	$20,964,223
11/24	$21,461,095	$16,815,783	$22,379,362
12/24	$20,563,460	$16,301,804	$22,479,660

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class R6	46.79%	12.09%	15.19%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,416,937,667
# of Portfolio Holdings	35
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,629,421

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	27.7%
Media	5.3%
Hotels, Restaurants & Leisure	6.6%
Automobiles	8.1%
Financial Services	8.8%
Broadline Retail	9.8%
Information Technology Services	15.8%
Software	17.9%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.1%
Cloudflare, Inc.	7.3%
DoorDash, Inc.	6.6%
Affirm Holdings, Inc.	6.2%
Shopify, Inc.	6.1%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Global-e Online Ltd.	4.9%
ROBLOX Corp.	4.8%
Samsara, Inc.	4.6%
Total	58.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MCRTX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant		Covered Entities(1)
Audit Fees	$63,898		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$63,898			$—

2023

	Registrant		Covered Entities(1)
Audit Fees	$59,427		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,627,962	(5)
Total Non-Audit Fees	$—			$1,627,962
Total	$59,427			$1,627,962

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Insight Fund

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Insight Fund

Table of Contents (unaudited)

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2024

NUMBER OF SHARES		VALUE
	Common Stocks (90.8%)
	Automobiles (8.1%)
285,157	Tesla, Inc. (a)	$115,157,803
	Biotechnology (2.4%)
4,244,773	Arbutus Biopharma Corp. (a)	13,880,408
240,704	Intellia Therapeutics, Inc. (a)	2,806,608
795,260	ProKidney Corp. (a)	1,343,989
1,243,443	Roivant Sciences Ltd. (a)	14,709,931
62,778	XOMA Royalty Corp. (a)	1,649,806
		34,390,742
	Broadline Retail (9.9%)
1,277,938	Global-e Online Ltd. (Israel) (a)	69,685,959
41,389	MercadoLibre, Inc. (a)	70,379,511
		140,065,470
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost - $1,890,214; acquired 12/22/15) (a)(b)(c)	—
	Entertainment (4.9%)
1,196,269	ROBLOX Corp., Class A (a)	69,216,125
	Financial Services (8.9%)
25,263	Adyen NV (Netherlands) (a)	37,542,785
1,449,894	Affirm Holdings, Inc. (a)	88,298,545
		125,841,330
	Health Care Providers & Services (0.4%)
2,962,557	Agilon Health, Inc. (a)	5,628,858
	Hotels, Restaurants & Leisure (6.7%)
565,059	DoorDash, Inc., Class A (a)	94,788,647
NUMBER OF SHARES		VALUE
	Information Technology Services (15.9%)
967,484	Cloudflare, Inc., Class A (a)	$104,178,677
815,565	Shopify, Inc., Class A (Canada) (a)	86,719,027
225,715	Snowflake, Inc., Class A (a)	34,852,653
		225,750,357
	Leisure Products (3.4%)
5,566,039	Peloton Interactive, Inc., Class A (a)	48,424,539
	Media (5.3%)
639,303	Trade Desk, Inc., Class A (a)	75,137,282
	Pharmaceuticals (3.0%)
1,660,729	Royalty Pharma PLC, Class A	42,365,197
	Real Estate Management & Development (0.3%)
51,497	Landbridge Co. LLC, Class A (d)	3,326,706
	Software (14.6%)
70,599	AppLovin Corp., Class A (a)	22,862,074
10,183,290	Aurora Innovation, Inc. (a)	64,154,727
107,878	MicroStrategy, Inc., Class A (a)	31,243,626
1,364,269	QXO, Inc.	21,691,877
1,519,205	Samsara, Inc., Class A (a)	66,374,067
		206,326,371
	Specialty Retail (4.6%)
322,184	Carvana Co. (a)	65,519,338
	Tech Hardware, Storage & Peripherals (1.5%)
508,836	IonQ, Inc. (a)	21,254,080
	Trading Companies & Distributors (0.9%)
258,755	Core & Main, Inc., Class A (a)	13,173,217
	Total Common Stocks (Cost $824,190,819)	1,286,366,062

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2024 continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (3.5%)
	Software (3.5%)
523,556	Databricks, Inc., Series H (a)(b)(c) (acquisition cost - $38,473,059; acquired 8/31/21)	$48,428,930
197,427	Lookout, Inc., Series F (a)(b)(c) (acquisition cost - $2,255,228; acquired 6/17/14)	1,012,801
	Total Preferred Stocks (Cost $40,728,287)	49,441,731
	Investment Company (2.6%)
693,829	iShares Bitcoin Trust ETF (a) (Cost $26,847,228)	36,807,628
NUMBER OF SHARES (000)
	Short-Term Investments (3.6%)
	Investment Company (3.6%)
50,587	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 4.29% (See Note 9) (Cost $50,587,010)	50,587,010
	Securities held as Collateral on Loaned Securities (0.0%)‡
	Investment Company (0.0%)‡
105	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 4.29% (See Note 9)	105,225
PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreement (0.0%)‡
$21	Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $21,050; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $21,466)	$21,045
	Total Securities held as Collateral on Loaned Securities (Cost $126,270)	126,270
	Total Short-Term Investments (Cost $50,713,280)	50,713,280
Total Investments Excluding Purchased Options (Cost $942,479,614)	100.5%	1,423,328,701
Total Purchased Options Outstanding (Cost $6,874,494)	0.3%	4,334,971
Total Investments (Cost $949,354,108) including $132,172 of Securities Loaned (e)(f)(g)	100.8%	1,427,663,672
Liabilities in Excess of Other Assets	(0.8)	(10,726,005)
Net Assets	100.0%	$1,416,937,667

  ‡  Amount is less than 0.05%.

  (a)  Non-income producing security.

  (b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2024 continued

costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to $49,441,731 and represents 3.5% of net assets.

  (c)  At December 31, 2024, the Fund held fair valued securities valued at $49,441,731, representing 3.5% of net assets. These holdings have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Fund's (as defined herein) Trustees.

  (d)  All or a portion of this security was on loan at December 31, 2024.

  (e)  The fair value and percentage of net assets, $37,542,785 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1-A within the Notes to Consolidated Financial Statements.

  (f)  Securities are available for collateral in connection with purchased options.

  (g)  At December 31, 2024, the aggregate cost for federal income tax purposes is $1,048,882,957. The aggregate gross unrealized appreciation is $556,407,881 and the aggregate gross unrealized depreciation is $198,935,836, resulting in net unrealized appreciation of $357,472,045.

  ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	139,221,420	$139,221	$871,665	$577,525	$294,140
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	391,056,861	391,057	782	1,479,679	(1,478,897)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	281,128,866	281,129	1,569,262	1,223,473	345,789
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	130,751,621	130,752	498,033	569,031	(70,998)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	347,874,941	347,875	247,339	1,476,729	(1,229,390)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	326,568,979	326,569	1,147,890	1,548,057	(400,167)
							$4,334,971	$6,874,494	$(2,539,523)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2024 continued

Consolidated Summary of Investments

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$255,768,102		17.9%
Information Technology Services	225,750,357		15.8
Broadline Retail	140,065,470		9.8
Financial Services	125,841,330		8.8
Automobiles	115,157,803		8.1
Hotels, Restaurants & Leisure	94,788,647		6.6
Investment Companies	87,394,638		6.1
Media	75,137,282		5.3
Entertainment	69,216,125		4.9
Specialty Retail	65,519,338		4.6
Leisure Products	48,424,539		3.4
Pharmaceuticals	42,365,197		3.0
Biotechnology	34,390,742		2.4
Tech Hardware, Storage & Peripherals	21,254,080		1.5
Trading Companies & Distributors	13,173,217		0.9
Health Care Providers & Services	5,628,858		0.4
Purchased Options	4,334,971		0.3
Real Estate Management & Development	3,326,706		0.2
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,427,537,402	††	100.0%

  †  Does not reflect the value of securities held as collateral on loaned securities.

  ††  Includes a security valued at zero.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities December 31, 2024

Assets:
Investments in securities, at value (cost $898,661,873) (Including $132,172 for securities loaned)	$1,376,971,437
Investment in affiliate, at value (cost $50,692,235)	50,692,235
Total investments in securities, at value (cost $949,354,108)	1,427,663,672
Cash from Securities Lending	10,300
Receivable for:
Investments sold	5,189,515
Dividends from affiliate	206,420
Shares of beneficial interest sold	167,113
Securities lending income	801
Prepaid expenses and other assets	183,529
Total Assets	1,433,421,350
Liabilities:
Due to broker	4,530,000
Collateral on securities loaned, at value	136,571
Payable for:
Investments purchased	7,256,566
Shares of beneficial interest redeemed	2,959,245
Advisory fee	838,152
Distribution fee	288,722
Transfer and sub transfer agency fees	135,148
Administration fee	103,733
Accrued expenses and other payables	235,546
Total Liabilities	16,483,683
Net Assets	$1,416,937,667
Composition of Net Assets:
Paid-in-Capital	$2,553,965,456
Total Accumulated Loss	(1,137,027,789)
Net Assets	$1,416,937,667
Class A Shares:
Net Assets	$799,021,408
Shares Outstanding (unlimited shares authorized, $0.01 par value)	20,807,755
Net Asset Value Per Share	$38.40
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$40.53
Class L Shares:
Net Assets	$18,646,826
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,183,425
Net Asset Value Per Share	$15.76
Class I Shares:
Net Assets	$483,846,552
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,111,936
Net Asset Value Per Share	$47.85
Class C Shares:
Net Assets	$104,321,486
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,174,119
Net Asset Value Per Share	$14.54
Class R6 Shares:
Net Assets	$11,084,600
Shares Outstanding (unlimited shares authorized, $0.01 par value)	228,859
Net Asset Value Per Share	$48.43
Class IR Shares:
Net Assets	$16,795
Shares Outstanding (unlimited shares authorized, $0.01 par value)	345
Net Asset Value Per Share	$48.67

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the year ended December 31, 2024

Net Investment Loss: Income
Dividends	$1,493,947
Dividends from affiliate (Note 9)	1,127,660
Income from securities loaned - net	123,707
Total Income	2,745,314
Expenses
Advisory fee (Note 4)	8,631,685
Distribution fee (Class A) (Note 5)	1,768,767
Distribution fee (Class L) (Note 5)	112,473
Distribution fee (Class C) (Note 5)	949,785
Sub transfer agency fees and expenses (Class A)	762,381
Sub transfer agency fees and expenses (Class L)	9,859
Sub transfer agency fees and expenses (Class I)	437,483
Sub transfer agency fees and expenses (Class C)	92,465
Administration fee (Note 4)	1,055,093
Professional fees	288,782
Transfer agency fees and expenses (Class A) (Note 6)	52,230
Transfer agency fees and expenses (Class L) (Note 6)	5,714
Transfer agency fees and expenses (Class I) (Note 6)	99,033
Transfer agency fees and expenses (Class C) (Note 6)	10,133
Transfer agency fees and expenses (Class R6) (Note 6)	7,100
Transfer agency fees and expenses (Class IR) (Note 6)	2,269
Shareholder reports and notices	160,786
Registration fees	122,919
Custodian fees (Note 8)	46,522
Trustees' fees and expenses	21,949
Interest Expenses	1,608
Other	81,948
Total Expenses	14,720,984
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(43,885)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(2,264)
Net Expenses	14,674,835
Net Investment Loss	(11,929,521)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments sold	175,006,857
Foreign currency transaction	3,973
Net Realized Gain	175,010,830
Change in Unrealized Appreciation (Depreciation) on:
Investments	316,958,684
Net Gain	491,969,514
Net Increase in Net Assets Resulting from Operations	$480,039,993

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2024	FOR THE YEAR ENDED DECEMBER 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(11,929,521)	$(12,322,368)
Net realized gain (loss)	175,010,830	(504,900,780)
Net change in unrealized appreciation (depreciation)	316,958,684	1,130,382,317
Net Increase in Net Assets Resulting from Operations	480,039,993	613,159,169
Dividends and Distributions to Shareholders from:
Class A	(4,902,195)	—
Class L	(289,666)	—
Class I	(3,241,933)	—
Class C	(1,527,656)	—
Class R6	(74,007)	—
Class IR	(111)	—
Total Dividends and Distributions to Shareholders	(10,035,568)	—
Net decrease from transactions in shares of beneficial interest	(633,822,446)	(364,446,572)
Net Increase (Decrease)	(163,818,021)	248,712,597
Net Assets:
Beginning of period	1,580,755,688	1,332,043,091
End of Period	$1,416,937,667	$1,580,755,688

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund has issued Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented $36,941,880 or 2.61% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include distribution, transfer agency, co-transfer agency and sub transfer agency fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a

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market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

GROSS AMOUNT NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$132,172	(a)	$—	$(132,172	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

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(b)  The Fund received cash collateral of $136,571 of which $126,270 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of $10,300, which is not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$136,571	$—	$—	$—	$136,571
Total Borrowings	$136,571	$—	$—	$—	$136,571
Gross amount of recognized liabilities for securities lending transactions					$136,571

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and

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assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K. Segment Reporting — During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$115,157,803	$—	$—		$115,157,803
Biotechnology	34,390,742	—	—		34,390,742
Broadline Retail	140,065,470	—	—		140,065,470
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	69,216,125	—	—		69,216,125
Financial Services	88,298,545	37,542,785	—		125,841,330
Health Care Providers & Services	5,628,858	—	—		5,628,858
Hotels, Restaurants & Leisure	94,788,647	—	—		94,788,647
Information Technology Services	225,750,357	—	—		225,750,357
Leisure Products	48,424,539	—	—		48,424,539
Media	75,137,282	—	—		75,137,282
Pharmaceuticals	42,365,197	—	—		42,365,197
Real Estate Management & Development	3,326,706	—	—		3,326,706
Software	206,326,371	—	—		206,326,371
Specialty Retail	65,519,338	—	—		65,519,338
Tech Hardware, Storage & Peripherals	21,254,080	—	—		21,254,080
Trading Companies & Distributors	13,173,217	—	—		13,173,217
Total Common Stocks	1,248,823,277	37,542,785	—	†	1,286,366,062	†

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INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Preferred Stocks
Software	$—	$—	$49,441,731		$49,441,731
Investment Company	36,807,628	—	—		36,807,628
Call Options Purchased	—	4,334,971	—		4,334,971
Short-Term Investments
Investment Company	50,692,235	—	—		50,692,235
Repurchase Agreement	—	21,045	—		21,045
Total Short-Term Investments	50,692,235	21,045	—		50,713,280
Total Assets	$1,336,323,140	$41,898,801	$49,441,731	†	$1,427,663,672	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS
Beginning Balance	$—	$54,979,940
Purchases	—	—
Sales	—	(15,497,105)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	11,981,658
Realized gains (losses)	—	(2,022,762)
Ending Balance	$—	$49,441,731
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—	$11,981,658

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on

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the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024:

	FAIR VALUE AT DECEMBER 31, 2024	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*		IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$49,441,731	Market Transaction Method	Precedent Transaction	$5.96–$92.50/$90.73		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.7	x	Increase
			Discount for Lack of Marketability	5.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative

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instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premium paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk

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that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$4,334,971	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS
Currency Risk	$(4,433,163	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS
Currency Risk	$1,106,128	(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

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At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(b)		LIABILITIES(b)
Purchased Options	$4,334,971	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTTEST	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs & Co. LLC	$1,148,672	$—	$(1,148,672)	$0
JPMorgan Chase Bank NA	1,617,037	—	(1,580,000)	37,037
Standard Chartered Bank	1,569,262	—	(1,569,262)	0
Total	$4,334,971	$—	$(4,297,934)	$37,037

(a)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2024, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,242,515,022

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the year ended December 31, 2024, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related

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expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, $2,264 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no unreimbursed expenses representing a gross sales commission credited to Financial Intermediaries in the case of Class A, Class L, or Class C at December 31, 2024. For the year ended December 31, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $16,313 and $6,134, respectively, and received $98,292 in front-end sales charges from

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sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees and expenses" in the Consolidated Statement of Operations, amounted to $14,753.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2024		FOR THE YEAR ENDED DECEMBER 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,198,593	$36,310,637	3,574,097	$76,819,144
Reinvestment of dividends	116,143	4,786,255	—	—
Redeemed	(11,230,920)	(313,111,706)	(11,063,007)	(240,615,900)
Net decrease — Class A	(9,916,184)	(272,014,814)	(7,488,910)	(163,796,756)
CLASS L SHARES
Exchanged	314	5,053	—	—
Reinvestment of dividends	16,522	279,384	—	—
Redeemed	(229,541)	(2,668,938)	(257,677)	(2,367,942)
Net decrease — Class L	(212,705)	(2,384,501)	(257,677)	(2,367,942)
CLASS I SHARES
Sold	1,974,564	69,901,091	5,586,002	149,582,358
Reinvestment of dividends	62,554	3,211,520	—	—
Redeemed	(9,333,795)	(328,944,475)	(11,569,989)	(300,703,194)
Net decrease — Class I	(7,296,677)	(255,831,864)	(5,983,987)	(151,120,836)

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	FOR THE YEAR ENDED DECEMBER 31, 2024		FOR THE YEAR ENDED DECEMBER 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS C SHARES
Sold	253,362	$2,765,537	587,962	$4,994,548
Reinvestment of dividends	97,014	1,514,395	—	—
Redeemed	(3,516,285)	(38,497,589)	(2,750,255)	(22,825,880)
Net decrease — Class C	(3,165,909)	(34,217,657)	(2,162,293)	(17,831,332)
CLASS R6 SHARES
Sold	79,176	2,720,500	634,552	17,354,963
Reinvestment of dividends	1,424	74,007	—	—
Redeemed	(2,223,260)	(72,168,228)	(1,693,532)	(46,684,669)
Net decrease — Class R6	(2,142,660)	(69,373,721)	(1,058,980)	(29,329,706)
CLASS IR SHARES
Reinvestment of dividends	2	111	—	—
Net decrease in Fund	(22,734,133)	$(633,822,446)	(16,951,846)	$(364,446,572)

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2024, aggregated $584,436,509 and $1,257,983,397, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by $43,885 relating to the Fund's investment in the Liquidity Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE DECEMBER 31, 2024
Liquidity Fund	$29,626,883	$672,653,716	$651,588,364	$1,127,660	$—	$—	$50,692,235

During the year ended December 31, 2024, the Fund incurred $11,416 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:		2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$9,906,573	$128,995	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

TOTAL ACCUMULATED LOSS	PAID-IN- CAPITAL
$27,600,767	$(27,600,767)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $349,833,200 and $1,155,141,510, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $97,720,896.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2024 continued

held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

13. Other

At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.1%.

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.39		$17.28		$65.88		$80.81		$87.67		$43.85
Income (loss) from investment operations:
Net investment loss(2)	(0.27)		(0.19)		(0.34)		(0.79)		(0.07)		(0.65)
Net realized and unrealized gain (loss)	12.51		9.30		(39.30)		(4.30)		0.53		47.31
Total income (loss) from investment operations	12.24		9.11		(39.64)		(5.09)		0.46		46.66
Less distributions from:
Net investment income	(0.23)		—		—		(0.02)		—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.23)		—		(8.96)		(9.84)		(7.32)		(2.84)
Net asset value, end of period	$38.40		$26.39		$17.28		$65.88		$80.81		$87.67
Total Return(3)	46.33%		52.72	%(4)	(61.43)%		(6.60)%		0.44	%(5)	114.36%
Ratios to Average Net Assets:
Net expenses	1.15	%(7)	1.11	%(7)(8)	1.15	%(7)	1.10	%(7)	1.05	%(6)(7)	1.09	%(7)
Net expenses excluding interest expenses	1.15	%(7)	N/A		N/A		1.10	%(7)	N/A		1.09	%(7)
Net investment loss	(0.94	)%(7)	(0.88	)%(7)(8)	(0.94	)%(7)	(0.92	)%(7)	(1.02	)%(6)(7)	(1.08	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$799,021		$810,696		$660,505		$2,599,064		$3,404,472		$3,311,047
Portfolio turnover rate	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.15%	(0.92)%

(9)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.98		$7.23		$40.00		$53.31		$60.31		$31.22
Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.12)		(0.30)		(0.76)		(0.07)		(0.62)
Net realized and unrealized gain (loss)	5.20		3.87		(23.51)		(2.73)		0.39		32.55
Total income (loss) from investment operations	5.03		3.75		(23.81)		(3.49)		0.32		31.93
Less distributions from:
Net investment income	(0.25)		—		—		(0.00	)(3)	—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.25)		—		(8.96)		(9.82)		(7.32)		(2.84)
Net asset value, end of period	$15.76		$10.98		$7.23		$40.00		$53.31		$60.31
Total Return(4)	45.63%		52.08	%(5)	(61.64)%		(6.98)%		0.39	%(6)	113.35%
Ratios to Average Net Assets:
Net expenses	1.64	%(7)	1.59	%(7)(8)	1.62	%(7)	1.53	%(7)	1.52	%(7)(9)	1.58	%(7)
Net expenses excluding interest expenses	1.64	%(7)	N/A		N/A		1.53	%(7)	N/A		1.58	%(7)
Net investment loss	(1.43	)%(7)	(1.36	)%(7)(8)	(1.41	)%(7)	(1.35	)%(7)	(1.49	)%(7)(9)	(1.56	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(9)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$18,647		$15,325		$11,949		$44,361		$56,517		$57,565
Portfolio turnover rate	44%		40%		37%		72%		17	%(6)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Not annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.64%	(1.41)%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.81		$21.44		$76.46		$91.91		$98.70		$48.87
Income (loss) from investment operations:
Net investment loss(2)	(0.24)		(0.17)		(0.30)		(0.63)		(0.06)		(0.57)
Net realized and unrealized gain (loss)	15.59		11.54		(45.76)		(4.96)		0.59		53.24
Total income (loss) from investment operations	15.35		11.37		(46.06)		(5.59)		0.53		52.67
Less distributions from:
Net investment income	(0.31)		—		—		(0.04)		—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.31)		—		(8.96)		(9.86)		(7.32)		(2.84)
Net asset value, end of period	$47.85		$32.81		$21.44		$76.46		$91.91		$98.70
Total Return(3)	46.71%		53.03	%(4)	(61.32)%		(6.35)%		0.46	%(5)	114.94%
Ratios to Average Net Assets:
Net expenses	0.90	%(7)	0.88	%(7)(8)(9)	0.90	%(7)	0.83	%(7)	0.81	%(6)(7)	0.83	%(7)
Net expenses excluding interest expenses	0.90	%(7)	N/A		N/A		0.83	%(7)	N/A		0.83	%(7)
Net investment loss	(0.69	)%(7)	(0.65	)%(7)(8)(9)	(0.70	)%(7)	(0.65	)%(7)	(0.78	)%(6)(7)	(0.82	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$483,847		$571,096		$501,518		$2,746,086		$3,201,566		$3,150,156
Portfolio turnover rate	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.04% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 52.99%.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.92%	(0.69)%

(9)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.93%	(0.70)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.14		$6.70		$38.71		$52.06		$59.08		$30.72
Income (loss) from investment operations:
Net investment loss(2)	(0.18)		(0.14)		(0.35)		(0.88)		(0.08)		(0.74)
Net realized and unrealized gain (loss)	4.79		3.58		(22.70)		(2.65)		0.38		31.94
Total income (loss) from investment operations	4.61		3.44		(23.05)		(3.53)		0.30		31.20
Less distributions from:
Net investment income	(0.21)		—		—		(0.00	)(3)	—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.21)		—		(8.96)		(9.82)		(7.32)		(2.84)
Net asset value, end of period	$14.54		$10.14		$6.70		$38.71		$52.06		$59.08
Total Return(4)	45.33%		51.34	%(5)	(61.68)%		(7.25)%		0.38	%(6)	112.77%
Ratios to Average Net Assets:
Net expenses	1.90	%(7)	1.88	%(7)(8)	1.88	%(7)	1.80	%(7)(9)	1.77	%(7)(10)	1.83	%(7)
Net expenses excluding interest expenses	1.90	%(7)	N/A		N/A		1.80	%(7)(9)	N/A		1.83	%(7)
Net investment loss	(1.69	)%(7)	(1.65	)%(7)(8)	(1.67	)%(7)	(1.62	)%(7)(9)	(1.73	)%(7)(10)	(1.82	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$104,321		$104,895		$83,721		$357,118		$386,615		$373,580
Portfolio turnover rate	44%		40%		37%		72%		17	%(6)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Not annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.92%	(1.69)%

(9)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%

(10)  Annualized.

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class R6 Shares(2)
Selected Per Share Data:
Net asset value, beginning of period	$33.20		$21.67		$76.99		$92.39		$99.17		$49.05
Income (loss) from investment operations:
Net investment loss(3)	(0.21)		(0.14)		(0.24)		(0.52)		(0.06)		(0.60)
Net realized and unrealized gain (loss)	15.76		11.67		(46.12)		(5.01)		0.60		53.56
Total income (loss) from investment operations	15.55		11.53		(46.36)		(5.53)		0.54		52.96
Less distributions from:
Net investment income	(0.32)		—		—		(0.05)		—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.32)		—		(8.96)		(9.87)		(7.32)		(2.84)
Net asset value, end of period	$48.43		$33.20		$21.67		$76.99		$92.39		$99.17
Total Return(4)	46.79%		53.21	%(5)	(61.29)%		(6.24)%		0.46	%(6)	115.12%
Ratios to Average Net Assets:
Net expenses	0.82	%(7)	0.77	%(7)(8)	0.78	%(7)(9)	0.72	%(7)(9)	0.71	%(7)(10)	0.73	%(7)(9)
Net expenses excluding interest expenses	0.82	%(7)	N/A		N/A		0.72	%(7)(9)	N/A		0.73	%(7)(9)
Net investment loss	(0.61	)%(7)	(0.54	)%(7)(8)	(0.57	)%(7)(9)	(0.53	)%(7)(9)	(0.68	)%(7)(10)	(0.75	)%(7)(9)
Rebate from Morgan Stanley affiliate	0.00	%(11)	0.00%		0.01%		0.00	%(11)	0.01	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$11,085		$78,733		$74,343		$209,463		$95,977		$81,699
Portfolio turnover rate	44%		40%		37%		72%		17	%(6)	55%

(1)  Not consolidated.

(2)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 53.16%.

(6)  Not annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.80%	(0.57)%

(9)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2022	0.79%	(0.58)%
December 31, 2021	0.73	(0.54)
November 30, 2020	0.76	(0.78)

(10)  Annualized.

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2024		2023		2022		2021		2020(1)		2020(1)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.35		$21.77		$77.24		$92.65		$99.43		$49.17
Income (loss) from investment operations:
Net investment loss(2)	(0.23)		(0.14)		(0.29)		(0.54)		(0.06)		(0.47)
Net realized and unrealized gain (loss)	15.87		11.72		(46.22)		(5.00)		0.60		53.57
Total income (loss) from investment operations	15.64		11.58		(46.51)		(5.54)		0.54		53.10
Less distributions from:
Net investment income	(0.32)		—		—		(0.05)		—		—
Net realized gain	—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	(0.32)		—		(8.96)		(9.87)		(7.32)		(2.84)
Net asset value, end of period	$48.67		$33.35		$21.77		$77.24		$92.65		$99.43
Total Return(3)	46.84%		53.19	%(4)	(61.29)%		(6.23)%		0.46	%(5)	115.13%
Ratios to Average Net Assets:
Net expenses	0.82	%(7)(8)	0.76	%(7)(8)(9)	0.76	%(7)	0.72	%(7)	0.71	%(6)(7)	0.73	%(7)
Net expenses excluding interest expenses	0.82	%(7)(8)	N/A		N/A		0.72	%(7)	N/A		0.73	%(7)
Net investment loss	(0.62	)%(7)(8)	(0.52	)%(7)(8)(9)	(0.61	)%(7)	(0.55	)%(7)	(0.68	)%(6)(7)	(0.71	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$17		$11		$7		$195,328		$317,213		$315,757
Portfolio turnover rate	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.04% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 53.15%.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2024	18.88%	(18.68)%
December 31, 2023	28.71	(28.47)

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.80%	(0.56)%

(10)  Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Morgan Stanley Insight Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Morgan Stanley Insight Fund (the "Fund"), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the period from December 1, 2020 through December 31, 2020 and for the year ended November 30, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the period from December 1, 2020 through December 31, 2020 and for the year ended November 30, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

(This page has been left blank intentionally.)

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

CPOAX-NCSR 12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	February 21, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025